Stockholders’ Equity (Details Narrative) - $ / shares			6 Months Ended	10 Months Ended
	Mar. 24, 2021	Mar. 19, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 27, 2022	Jun. 16, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized			1,250,000	1,250,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Redemption of common shares			3,804,872
Common stock conversion basis			The shares of Class B common stock will automatically convert into shares of Class A Common Stock at the time of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A Common Stock, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A Common Stock and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent units and its underlying securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company).	The shares of Class B common stock will automatically convert into shares of Class A Common Stock at the time of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A Common Stock, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A Common Stock and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent units and its underlying securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company
Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock issued during period, shares	10,000
Independent Director Three [Member]
Class of Stock [Line Items]
Stock issued during period, shares	10,000
Independent Director One [Member]
Class of Stock [Line Items]
Stock issued during period, shares	10,000
Independent Director Two [Member]
Class of Stock [Line Items]
Stock issued during period, shares	10,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			125,000,000	125,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued			4,333,047	528,175	1,025,000	5,000,000
Common stock, shares outstanding			4,333,047	528,175
Redemption of common shares			11,500,000	11,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			12,500,000	12,500,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued			2,875,000	2,875,000
Common stock, shares outstanding			2,875,000	2,875,000
Stock issued during period, shares		2,875,000